Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	May 12, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

Year	Summary Compensation Table Total for PEO-Moise ($)(1)	Summary Compensation Table Total for PEO-Decherd ($)(2)	Compensation Actually Paid to PEO-Moise ($)(3)	Compensation Actually Paid to PEO-Decherd ($)(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(5)	Average Compensation Actually Paid to Non-PEO NEOs ($)(6)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return ($)(7)	Net Income (Loss) ($)(8)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(h)
2024	$1,591,948	$—	$1,591,948	$—	$599,754	$599,754	$239	$131,000
2023	$1,498,601	$—	$1,498,601	$—	$822,963	$822,963	$137	$(7,112,000)
2022	$1,479,316	$1	$1,479,316	$1	$607,389	$607,389	$108	$(9,786,000)

(1)
Mr. Moise became our PEO upon his promotion to CEO on May 12, 2022. The amount in column (b) for Mr. Moise in 2022 reflects all compensation received by Mr. Moise in 2022, including compensation received by Mr. Moise prior to his promotion to CEO. Compensation received by Mr. Moise prior to his promotion to CEO is additionally included in columns (d) and (e) for 2022.

(2)	Robert W. Decherd was our PEO until his retirement as chief executive officer on May 12, 2022. Mr. Decherd’s annual base compensation was reduced to $1 in August 2020.

(3)	Currently, the Company does not have any outstanding stock awards that would require adjusting amounts in column (b) for Mr. Moise.

(4)	The Company did not have any outstanding stock awards that would require adjusting amounts in column (b) for Mr. Decherd.

(5)
For 2024, our
non-PEO
NEOs were Ms. Murray and Ms. Collins. For 2023, our only
non-PEO
NEO was Ms. Murray. For 2022, our
non-PEO
NEOs were Ms. Murray, our former general counsel, Christine E. Larkin, and, until his promotion to CEO, Mr. Moise. The amounts in column (d) reflect the average total compensation of our non-PEO
NEOs, provided, that for purposes of calculating such amount for 2022, Mr. Moise’s total compensation reflects only his prorated compensation through May 12, 2022, the date of his promotion to CEO. Mr. Moise’s total compensation for 2022 is reflected in columns (b) and (c).

(6)	Currently, the Company does not have any outstanding stock awards that would require adjusting amounts in column (d).

(7)
Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(8)	Reflects “Net Income (Loss)” in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023 and 2022.

Company Selected Measure Name			Net Income (Loss)
Named Executive Officers, Footnote
(5)
For 2024, our
non-PEO
NEOs were Ms. Murray and Ms. Collins. For 2023, our only
non-PEO
NEO was Ms. Murray. For 2022, our
non-PEO
NEOs were Ms. Murray, our former general counsel, Christine E. Larkin, and, until his promotion to CEO, Mr. Moise. The amounts in column (d) reflect the average total compensation of our non-PEO
NEOs, provided, that for purposes of calculating such amount for 2022, Mr. Moise’s total compensation reflects only his prorated compensation through May 12, 2022, the date of his promotion to CEO. Mr. Moise’s total compensation for 2022 is reflected in columns (b) and (c).

Non-PEO NEO Average Total Compensation Amount			$ 599,754	$ 822,963	$ 607,389
Non-PEO NEO Average Compensation Actually Paid Amount			$ 599,754	822,963	607,389
Compensation Actually Paid vs. Total Shareholder Return
The following graph shows the relationship of “compensation actually paid” to our principal executive officers and other named executive officers in 2024, 2023 and 2022 to the cumulative TSR of DallasNews assuming an initial investment of $100.

Compensation Actually Paid vs. Net Income
The following graph shows the relationship of “compensation actually paid” to our principal executive officers and other named executive officers in 2024, 2023 and 2022 to DallasNews’ net income (loss).

Total Shareholder Return Amount			$ 239	137	108
Net Income (Loss)			$ 131,000	(7,112,000)	(9,786,000)
Additional 402(v) Disclosure			In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.
Mr. Moise [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,591,948	1,498,601	1,479,316
PEO Actually Paid Compensation Amount			$ 1,591,948	$ 1,498,601	1,479,316
PEO Name		Mr. Moise	Mr. Moise	Mr. Moise
Robert W. Decherd [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					1
PEO Actually Paid Compensation Amount					$ 1
PEO Name	Robert W. Decherd